Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Schedule of other provisions by type of provision
Set forth below is the detail, by type of provision, of the balances at 30 June 2023 and at 31 December 2022 of Provisions for taxes and other legal contingencies and Other provisions. The types of provision were determined by grouping together items of a similar nature:

	EUR million
	30-06-2023	31-12-2022
Provisions for taxes	741	679
Provisions for employment-related proceedings (Brazil)	475	301
Provisions for other legal proceedings	1,342	1,094
Provision for customer remediation	385	349
Provision for restructuring	659	641
Other	888	1,009
	4,490	4,073